Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
6.           INTANGIBLE ASSETS

Intangible assets were acquired in conjunction with the four acquisitions during 2013 and were recorded at their fair value at such time. Trademarks are amortized on a straight-line basis over their useful life of ten years. Patents are amortized on a straight-line basis over the life of the patent (twenty years or less), commencing when the patent is approved and placed in service on a straight line basis. Awarded government contracts are amortized over and in proportion the collection period (18 months or less) of the grant. Provider agreements for future installation of charging stations at locations are amortized over ten years or the life of the agreement; whichever is shorter, on a straight line basis. The right to acquire ownership of used electric charging stations in the future is amortized over two and a half years on a straight line basis.

In connection with the Blink acquisition, the Company acquired certain trademarks related to the Blink charging network and certain technological patents relating to electric vehicle charging equipment.  In connection with the acquisition of Beam and EV Pass, the Company acquired awarded government contracts, trademarks, provider agreements for locations awaiting charging station installation and the right to acquire ownership of electric charging stations in the future.  These intangible assets were capitalized at their estimated fair values at the respective dates of acquisition and will be amortized over their remaining estimated useful lives.  There were no intangible assets as of December 31, 2012.

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Trademarks	$317,580	$(1,367)	$(300,000)	$16,213
Patents	132,661	(1,447)	--	131,214
Awarded government contracts	923,261	(107,040)	--	816,221
Provider agreements for future installations	156,685	--	(156,685)	--
Present value of used EV charging stations to be acquired in the future	150,000	--	(150,000)	--
Totals	$1,680,187	$(109,854)	$(606,685)	$963,648

The Company assesses the potential impairment of indefinite-lived intangible assets whenever any other events or changes in circumstances indicate that it is more-likely-than-not that the carrying value of the assets may not be recoverable. Factors the Company considers in determining when to perform an impairment assessment include current market value, future asset utilization, business climate, and future cash flows expected to result from the use of the related assets. If there is indication of potential impairment, management prepares an estimate of future cash flows expected to result from the use of the assets and its eventual disposition. If the carrying amount of the asset exceeds the total amount of the estimated undiscounted future cash flows from that asset, a loss is recognized in the period to the extent that the carrying amount exceeds its estimated fair value. As a result of the Company’s emergence from the developmental stage as a result of the acquisition of Blink Network LLC, the Company tested its intangible assets for impairment. In light of recent revenues and estimated future cash flows derived from the acquired intangible assets of EV Pass, management evaluated these assets for impairment. Management had determined that the estimated future cash flows expected to result from the use of the trademark, provider agreements for future installations and the present value of the right to acquire used equipment acquired in the EV Pass acquisition would result in the carrying values of these assets exceeding their respective fair values and that it was more likely than not that the assets would not be recoverable. As a result, the Company recorded an impairment loss of $606,685. No other events or changes in circumstances occurred which indicated the carrying value of the Company’s long-lived tangible assets and finite-lived intangible assets may not be recoverable.

Amortization expense related to intangible assets was $109,854 and $0 for the years ended December 31, 2013 and 2012, respectively.

Based on the intangible assets recorded at December 31, 2013, and assuming no subsequent impairment of the underlying assets, annual amortization expense for the next five years is expected to be as follows:

For the Year Ending December 31,:
2014	$829,732
2015	13,510
2016	8,881
2017	6,563
2018	6,563
Thereafter	98,399